Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 2,996	$ 3,735
Restricted cash	1,200
Accrued interest receivable	670	598
Loans receivable, net	56,650	46,943
Real estate investments	660	1,651
Foreclosed assets, net	1,582	2,724
Premises and equipment	852	875
Other assets	862	1,089
Total assets	65,472	57,615
Liabilities and Members’ Capital
Customer interest escrow	766	479
Accounts payable and accrued expenses	650	296
Accrued interest payable	2,921	2,464
Notes payable secured, net of deferred financing costs	23,173	20,016
Notes payable unsecured, net of deferred financing costs	30,110	27,713
Due to preferred equity member	47	43
Total liabilities	57,667	51,011
Commitments and Contingencies (Note 10)
Redeemable Preferred Equity
Series C preferred equity	5,725	5,014
Members’ Capital
Series B preferred equity	1,900	1,720
Class A common equity	180	(130)
Members’ capital	2,080	1,590
Total liabilities, redeemable preferred equity and members’ capital	$ 65,472	$ 57,615